Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of long-term debt

	2021	2020
Canadian dollar denominated debt, unsecured
Bank credit facilities	$—	$1,614
Medium-term notes
3.31% debentures due February 11, 2022	1,000	1,000
1.45% debentures due November 16, 2023	500	500
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	600
2.50% debentures due January 17, 2028	300	300
4.85% debentures due May 30, 2047	300	300
	3,200	4,814
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2021 – US$901 million; December 31, 2020 – US$3,953 million)	1,140	5,041
Commercial paper (December 31, 2021 – US$nil; December 31, 2020 – US$426 million)	—	544
US dollar debt securities
3.45% due November 15, 2021 (US$500 million)	—	638
2.95% due January 15, 2023 (US$1,000 million)	1,266	1,276
3.80% due April 15, 2024 (US$500 million)	633	638
3.90% due February 1, 2025 (US$600 million)	759	765
2.05% due July 15, 2025 (US$600 million)	759	765
3.85% due June 1, 2027 (US$1,250 million)	1,582	1,595
2.95% due July 15, 2030 (US$500 million)	633	638
7.20% due January 15, 2032 (US$400 million)	506	510
6.45% due June 30, 2033 (US$350 million)	443	446
5.85% due February 1, 2035 (US$350 million)	443	446
6.50% due February 15, 2037 (US$450 million)	570	574
6.25% due March 15, 2038 (US$1,100 million)	1,392	1,403
6.75% due February 1, 2039 (US$400 million)	506	510
4.95% due June 1, 2047 (US$750 million)	949	957
	11,581	16,746
Long-term debt before transaction costs and original issue discounts, net	14,781	21,560
Less: original issue discounts, net (1)	15	18
transaction costs (1) (2)	72	89
	14,694	21,453
Less: current portion of commercial paper	—	544
current portion of other long-term debt (1) (2)	1,000	799
	$13,694	$20,110
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.

Schedule of debt repayments
Scheduled debt repayments are as follows:

Year	Repayment
2022	$1,000
2023	$2,906
2024	$1,133
2025	$1,518
2026	$600
Thereafter	$7,624
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$803	$—	$—	$—
Accrued liabilities	$3,064	$—	$—	$—
Long-term debt (1)	$1,000	$2,906	$3,251	$7,624
Other long-term liabilities (2)	$282	$181	$430	$824
Interest and other financing expense (3)	$650	$583	$1,503	$3,971
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $185 million; one to less than two years, $149 million; two to less than five years, $426 million; and thereafter, $824 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2021.